Horizon ESG Defensive Core Fund
PORTFOLIO OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.3%
	Apparel - 0.9%
1,056	Nike, Inc., Class B	$142,328

	Auto Parts & Equipment - 0.8%
814	Aptiv PLC (a)(b)	121,970

	Banks - 5.3%
7,111	Bank of America Corp.	246,823
894	Goldman Sachs Group, Inc.	285,615
1,990	JPMorgan Chase & Co.	292,868
		825,306
	Beverages - 2.6%
2,173	Molson Coors Brewing Co., Class B (a)	96,590
2,413	PepsiCo, Inc.	311,735
		408,325
	Biotechnology - 3.8%
1,374	Amgen, Inc.	309,040
751	Biogen, Inc. (a)	204,933
154	Regeneron Pharmaceuticals, Inc. (a)	69,388
		583,361
	Building Materials - 0.6%
1,663	Johnson Controls International PLC	92,779

	Chemicals - 2.2%
1,270	DuPont de Nemours, Inc. (b)	89,306
778	International Flavors & Fragrances, Inc.	105,427
569	Linde PLC	138,990
		333,723
	Commercial Services - 4.0%
373	MarketAxess Holdings, Inc.	207,366
722	Moody's Corp.	198,470
344	PayPal Holdings, Inc. (a)	89,388
749	Verisk Analytics, Inc.	122,724
		617,948
	Computers - 7.9%
10,088	Apple, Inc.	1,223,271

	Diversified Financial Services - 2.8%
2,784	American Express Co.	376,564
177	MasterCard, Inc., Class A	62,631
		439,195
	Environmental Control - 1.6%
2,778	Republic Services, Inc.	247,492

	Food - 1.1%
1,168	Campbell Soup Co.	53,121
1,117	Kellogg Co. (b)	64,462
853	Tyson Foods, Inc., Class A	57,722
		175,305
	Health Care and Social Assistance - 0.4%
2,652	MEDNAX, Inc. (a)	64,788

	Healthcare Products - 1.3%
1,659	Medtronic PLC	194,053

	Healthcare Services - 1.8%
244	Anthem, Inc.	73,979
1,209	HCA Healthcare, Inc.	207,984
		281,963
	Household Products/Wares - 0.6%
543	Avery Dennison Corp.	95,139

	Insurance - 2.0%
2,861	Allstate Corp.	304,983

	Internet - 8.2%
429	Alphabet, Inc., Class A (a)	867,400
4,660	eBay, Inc.	262,917
534	Facebook, Inc., Class A (a)	137,569
		1,267,886
	Lodging - 1.1%
1,340	Hilton Worldwide Holdings, Inc. (a)	165,731

	Manufacturing - 3.1%
845	BioMarin Pharmaceutical, Inc. (a)(b)	65,428
4,707	Keurig Dr Pepper, Inc. (b)	143,658
293	NOV, Inc. (a)	4,424
968	Owens Corning	78,428
278	Tesla, Inc. (a)	187,789
		479,727
	Media - 3.0%
929	Comcast Corp., Class A	48,977
2,167	Walt Disney Co. (a)	409,650
		458,627
	Miscellaneous Manufacturing - 1.4%
17,199	General Electric Co.	215,675

	Oil & Gas - 1.8%
344	Chevron Corp.	34,400
4,435	Exxon Mobil Corp. (b)	241,131
		275,531
	Pharmaceuticals - 5.4%
4,020	Bristol-Myers Squibb Co.	246,547
1,635	Cigna Corp.	343,186
200	DexCom, Inc. (a)(b)	79,556
1,348	Merck & Co., Inc.	97,892
4,312	Viatris, Inc. (a)(b)	64,033
		831,214
	Professional, Scientific, and Technical Services - 0.5%
531	VMware, Inc., Class A (a)(b)	73,390

	Real Estate Investment Trusts - 3.4%
222	Alexandria Real Estate Equities, Inc.	35,451
1,899	Digital Realty Trust, Inc. (b)	255,852
6,938	Iron Mountain, Inc. (b)	241,373
		532,676
	Retail - 4.6%
2,321	Lowe's Cos., Inc.	370,780
2,357	Starbucks Corp.	254,626
443	Target Corp.	81,264
		706,670
	Retail Trade - 0.3%
202	Burlington Stores, Inc. (a)	52,282

	Semiconductors - 5.0%
579	Broadcom, Inc.	272,055
4,191	Intel Corp.	254,729
1,048	Micron Technology, Inc. (a)	95,923
141	NVIDIA Corp.	77,350
518	QUALCOMM, Inc.	70,546
		770,603
	Software - 13.6%
534	Cadence Design Systems, Inc. (a)	75,342
597	Citrix Systems, Inc.	79,747
5,615	Microsoft Corp.	1,304,814
5,320	Oracle Corp.	343,193
1,123	salesforce.com, Inc. (a)	243,129
260	Synopsys, Inc. (a)	63,755
		2,109,980
	Telecommunications - 2.9%
5,800	AT&T, Inc.	161,762
3,704	Cisco Systems, Inc.	166,198
2,066	Verizon Communications, Inc.	114,250
		442,210
	Transportation - 2.6%
648	Union Pacific Corp.	133,462
1,679	United Parcel Service, Inc., Class B	264,997
		398,459
	Water - 1.7%
1,912	American Water Works Co., Inc. (b)	271,275

	TOTAL COMMON STOCKS (Cost - $13,985,241)	15,203,865

	SHORT TERM INVESTMENTS - 3.5%
	Money Market Funds - 3.5%
545,626	First American Treasury Obligations Fund, .03% Class X (c)	545,626
	TOTAL SHORT TERM INVESTMENTS (Cost - $545,626)	545,626

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.1%
1,560,293	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (c)	1,560,293
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $1,560,293)	1,560,293

	TOTAL INVESTMENTS - 111.9% (Cost - $16,091,160)	17,309,784
	Liabilities in Excess of Other Assets - (11.9)%	(1,840,460)
	NET ASSETS - 100.0%	$15,469,324

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) All or a portion of this security is out on loan as of February 28, 2021.
(c) Interest rate reflects seven-day yield on February 28, 2021.